LONG TERM LOANS FROM FINANCIAL INSTITUTIONS, NET - Loans at balance sheet date (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
LOAN FROM SHAREHOLDER
Long term loans from financial institutions	$ 50,470	$ 6,943	$ 6,314
Current maturities		$ 6,334	$ 2,161